Acquisition of subsidiaries - Fair value of significant assets acquired (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Business Combinations Disclosure [Abstract]
Customer relationship	R$ 45,462	R$ 33,477	R$ 45,922
Inventories	91,161	214,724	212,513
Brand	0	0	8,764
Significant assets recognised as of acquisition date	R$ 136,623	R$ 252,883	R$ 267,199